SCHEDULE OF CHANGE IN INVENTORIES ROLLFORWARD (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories beginning balance	$ 370	$ 350
Foreign exchange translation adjustment	(3)	20
Inventories ending balance	$ 367	$ 370